Equity-accounted Investments - Condensed Summary of Company's Financial Information for Joint Venture (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Income from vessel operations	$ 204,042	$ 164,319	$ 6,700
Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Revenues	1,115,537	2,052,084	980,078
Income from vessel operations	489,096	406,125	258,006
Realized and unrealized (loss) gain on non-designated derivative instruments	(72,305)	21,664	(17,438)
Net income (loss)	145,924	(3,747)	$ 38,646
Equity Method Investments [Member] | Other assets – current
Schedule of Equity Method Investments [Line Items]
Current assets	148,663	412,388
Equity Method Investments [Member] | Other assets – non-current
Schedule of Equity Method Investments [Line Items]
Non-current assets	169,925	1,957,271
Equity Method Investments [Member] | Other liabilities – current
Schedule of Equity Method Investments [Line Items]
Current liabilities	189,165	563,862
Equity Method Investments [Member] | Other liabilities – non-current
Schedule of Equity Method Investments [Line Items]
Non-current liabilities	243,301	478,311
Equity Method Investments [Member] | Vessels and Equipment
Schedule of Equity Method Investments [Line Items]
Non-current assets	3,123,377	6,615,077
Cash and restricted cash | Cash
Schedule of Equity Method Investments [Line Items]
Current assets	379,085	568,843
Net investment in direct financing leases
Schedule of Equity Method Investments [Line Items]
Non-current assets	4,469,861	3,000,927
Current portion of long-term debt and obligations related to finance leases
Schedule of Equity Method Investments [Line Items]
Current liabilities	563,776	1,106,812
Long-term debt and obligations related to finance leases
Schedule of Equity Method Investments [Line Items]
Non-current liabilities	$ 5,156,307	$ 6,882,426